GOLDMAN SACHS TRUST

Goldman Sachs Institutional Liquid Assets Portfolios

ILA Shares, ILA Administration Shares, ILA Service Shares and
ILA Cash Management Shares of the

Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio
Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio
(the “Funds”)

Supplement dated May 28, 2010 to the
Prospectuses dated December 29, 2009 (the “Prospectuses”)

Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio have changed their names to “Goldman Sachs Financial Square Tax-Exempt California Fund” and “Goldman Sachs Financial Square Tax-Exempt New York Fund”, respectively. Accordingly, with respect to the Funds only, all references in the Prospectuses to “Institutional Liquid Assets Portfolios” and “ILA” share classes are changed to “Financial Square Funds” and “FST” share classes, respectively.

In addition, effective June 1, 2010, the Funds’ transfer agent, Goldman, Sachs & Co., has agreed to reduce the annualized contractual transfer agency fee rate charged to the Funds from 0.04% to 0.01%. Accordingly, each Prospectus’s “Fund Fees and Expenses” section is revised as follows:

In the ILA Shares Prospectus, the following information replaces the corresponding information in the “Fees and Expenses” table and its related footnotes with respect to the Funds only:

		Tax-Exempt
	Tax-Exempt	New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]*	0.35%	0.35%
Other Expenses[3]*	0.07%	0.07%

Total Fund Operating Expenses[4]*	0.42%	0.42%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time and without shareholder approval. If this occurs, “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

		Tax-Exempt
	Tax-Exempt	New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.33%	0.32%
Other Expenses[3]	0.04%	0.03%

Total Fund Operating Expenses (after current fee waivers and expense limitations)[4]	0.37%	0.35%

[1]	Effective January 1, 2009, the Funds changed their fiscal year end from December 31 to August 31. The Funds’ annual operating expenses have been restated to reflect annualized expenses for the current fiscal year, except for the Treasury Obligations and Treasury Instruments Portfolios, which are based on actual annualized expenses for the period ended August 31, 2009. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.
[2]	For the fiscal period ended August 31, 2009, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Treasury Obligations, Treasury Instruments, Federal, Tax- Exempt California and Tax-Exempt New York Portfolios (in addition, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Prime Obligations and Tax-Exempt Diversified Portfolios, which amounted to less than 0.01% of each Fund’s average daily net assets). The Investment Adviser anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval.
[3]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.01% of the average daily net assets of each Fund’s Shares plus all other ordinary expenses not detailed above (including, but not limited to, custody fees, credit facility, commitment fees, insurance and fidelity bond fees). Goldman Sachs may voluntarily agree to waive all or a portion of its transfer agency fees payable by the Funds, and it may modify or terminate these waivers at any time and without shareholder approval.
“Other Expenses” do not include fees paid in connection with the Funds’ participation in the U.S. Treasury’s Temporary Guarantee Program during the period ended August 31, 2009. If those fees had been included, each Fund’s “Other Expenses” and “Total Fund Operating

Expenses” would have been higher. The Treasury’s Temporary Guarantee Program expired on September 18, 2009.
[4]	The Investment Adviser has voluntarily agreed to reduce or limit “Total Fund Operating Expenses” of each Fund such that “Total Fund Operating Expenses” (excluding taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) will not exceed 0.434% of each Fund’s average daily net assets. These expense reductions may be modified or terminated at any time by the Investment Adviser and without shareholder approval.

In the ILA Shares Prospectus, the following information replaces the corresponding information in the “Example” table:

Fund	1 Year	3 Years	5 Years	10 Years
Tax-Exempt California	$43	$135	$235	$530

Tax-Exempt New York	$43	$135	$235	$530

In the ILA Administration Shares Prospectus, the following information replaces the corresponding information in the “Fees and Expenses” table and its related footnotes with respect to the Funds only:

		Tax-Exempt
	Tax-Exempt	New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]*	0.35%	0.35%
Other Expenses*	0.22%	0.22%
Administration Fees[3]*	0.15%	0.15%
All Other Expenses[4]*	0.07%	0.07%

Total Fund Operating Expenses[5]*	0.57%	0.57%

*	The “Management Fees,” “Other Expenses,” “Administration Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and expense limitations currently in place with respect to the Funds. The Funds”’ Management Fees,” “Other Expenses,” “Administration Fees,” “All Other Expenses” and “Total Fund Operating Expenses” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time and without shareholder approval. If this occurs, “Management Fees,” “Other Expenses,” and “Administration Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

		Tax-Exempt
	Tax-Exempt	New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.33%	0.32%
Other Expenses	0.09%	0.08%
Administration Fees[3]	0.05%	0.05%
All Other Expenses[4]	0.04%	0.03%

Total Fund Operating Expenses (after current fee waivers and expense limitations)[5]	0.42%	0.40%

[1]	Effective January 1, 2009, the Funds changed their fiscal year end from December 31 to August 31. The Funds’ annual operating expenses have been restated to reflect annualized expenses for the current fiscal year, except for the Treasury Obligations and Treasury Instruments Portfolios, which are based on actual annualized expenses for the period ended August 31, 2009. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.
[2]	For the fiscal period ended August 31, 2009, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Treasury Obligations, Treasury Instruments, Federal, Tax- Exempt California and Tax-Exempt New York Portfolios (in addition, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Prime Obligations and Tax-Exempt Diversified Portfolios, which amounted to less than 0.01% of each Fund’s average daily net assets). The Investment Adviser anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval.
[3]	For the fiscal period ended August 31, 2009, Goldman Sachs voluntarily agreed to waive a portion of the Administration Fees attributable to the Administration Shares of each Fund. Goldman Sachs anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval. Service Organizations (as defined in the Shareholder Guide) may charge other fees directly to their customers who are the beneficial owners of Administration Shares in connection with their customers’ accounts. Such fees may affect the return such customers realize with respect to their investments.
[4]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.01% of the average daily net assets of each Fund’s Administration Shares plus all other ordinary expenses not detailed above (including, but not limited to, custody fees, credit facility, commitment fees, insurance and fidelity bond fees). Goldman Sachs may voluntarily agree to waive all or a portion of its transfer agency fees payable by the Funds, and it may modify or terminate these waivers at any time and without shareholder approval.
“All Other Expenses” do not include fees paid in connection with the Funds’ participation in the U.S. Treasury’s Temporary Guarantee Program during the period ended August 31, 2009. If those fees had been included, each Fund’s “All Other Expenses” and “Total Fund Operating Expenses” would have been higher. The Treasury’s Temporary Guarantee Program expired on September 18, 2009.
[5]	The Investment Adviser has voluntarily agreed to reduce or limit “Total Fund Operating Expenses” of each Fund such that “Total Fund Operating Expenses” (excluding administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) will not exceed 0.434% of each Fund’s average daily net assets. These expense reductions may be modified or terminated at any time by the Investment Adviser and without shareholder approval.

In the ILA Administration Shares Prospectus, the following information replaces the corresponding information in the “Example” table:

Fund	1 Year	3 Years	5 Years	10 Years
Tax-Exempt California	$58	$183	$318	$714

Tax-Exempt New York	$58	$183	$318	$714

In the ILA Service Shares Prospectus, the following information replaces the corresponding information in the “Fees and Expenses” table and its related footnotes with respect to the Funds only:

		Tax-Exempt
	Tax-Exempt	New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]*	0.35%	0.35%
Other Expenses*	0.47%	0.47%
Service Fees[3]*	0.25%	0.25%
Shareholder Administration Fees[4]*	0.15%	0.15%
All Other Expenses[5]*	0.07%	0.07%

Total Fund Operating Expenses[6]*	0.82%	0.82%

*	The “Management Fees,” “Other Expenses,” “Service Fees,” “Shareholder Administration Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses,” “Service Fees,” “Shareholder Administration Fees,” “All Other Expenses” and “Total Fund Operating Expenses” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time and without shareholder approval. If this occurs, “Management Fees,” “Other Expenses,” “Service Fees,” “Shareholder Administration Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

		Tax-Exempt
	Tax-Exempt	New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.33%	0.32%
Other Expenses	0.12%	0.08%
Service Fees[3]	0.00%	0.00%
Administration Fees[4]	0.08%	0.05%
All Other Expenses[5]	0.04%	0.03%

Total Fund Operating Expenses (after current fee waivers and expense limitations)[6]	0.45%	0.40%

[1]	Effective January 1, 2009, the Funds changed their fiscal year end from December 31 to August 31. The Funds’ annual operating expenses have been restated to reflect annualized expenses for the current fiscal year, except for the Treasury Obligations and Treasury Instruments Portfolios, which are based on actual annualized expense for the period ended August 31, 2009. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.
[2]	For the fiscal period ended August 31, 2009, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Treasury Obligations, Treasury Instruments, Federal, Tax- Exempt California and Tax-Exempt New York Portfolios (in addition, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Prime Obligations and Tax-Exempt Diversified Portfolios, which amounted to less than 0.01% of each Fund’s average daily net assets). The Investment Adviser anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval.

[3]	For the fiscal period ended August 31, 2009, Goldman Sachs voluntarily agreed to waive a portion of the Service Fees attributable to the Service Shares of the Prime Obligations, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. Goldman Sachs anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval. Service Organizations (as defined in the Shareholder Guide) may charge other fees directly to their customers who are the beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return such customers realize with respect to their investments.
[4]	For the fiscal period ended August 31, 2009, Goldman Sachs voluntarily agreed to waive a portion of the Shareholder Administration Fees attributable to the Service Shares of each Fund. Goldman Sachs anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval.
[5]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.01% of the average daily net assets of each Fund’s Service Shares plus all other ordinary expenses not detailed above (including, but not limited to, custody fees, credit facility, commitment fees, insurance and fidelity bond fees). Goldman Sachs may voluntarily agree to waive all or a portion of its transfer agency fees payable by the Funds, and it may modify or terminate these waivers at any time and without shareholder approval.
“All Other Expenses” do not include fees paid in connection with the Funds’ participation in the U.S. Treasury’s Temporary Guarantee Program during the period ended August 31, 2009. If those fees had been included, each Fund’s “All Other Expenses” and “Total Fund Operating Expenses” would have been higher. The Treasury’s Temporary Guarantee Program expired on September 18, 2009.
[6]	The Investment Adviser has voluntarily agreed to reduce or limit “Total Fund Operating Expenses” of each Fund such that “Total Fund Operating Expenses” (excluding service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) will not exceed 0.434% of each Fund’s average daily net assets. These expense reductions may be modified or terminated at any time by the Investment Adviser and without shareholder approval.

In the ILA Service Shares Prospectus, the following information replaces the corresponding information in the “Example” table:

Fund	1 Year	3 Years	5 Years	10 Years
Tax-Exempt California	$84	$262	$455	$1,014

Tax-Exempt New York	$84	$262	$455	$1,014

In the ILA Cash Management Shares Prospectus, the following information replaces the corresponding information in the “Fees and Expenses” table and its related footnotes with respect to the Funds only:

	Tax-Exempt	Tax-Exempt New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]*	0.35%	0.35%
Distribution (12b-1) Fees[3]*	0.50%	0.50%
Service Fees[4]*	0.50%	0.50%
Other Expenses[5]*	0.07%	0.07%

Total Fund Operating Expenses[6]*	1.42%	1.42%

*	The “Management Fees,” “Distribution Fees,” “Service Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Distribution Fees,” “Service Fees,” “Other Expenses” and “Total Fund Operating Expenses” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time and without shareholder approval. If this occurs, “Management Fees,” “Distribution Fees,” “Service Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Tax-Exempt	Tax-Exempt New York
	California Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.33%	0.32%
Distribution (12b-1) Fees[3]	0.05%	0.04%
Service Fees[4]	0.03%	0.02%
Other Expenses[5]	0.04%	0.03%

Total Fund Operating Expenses (after current fee waivers and expense limitations)[6]	0.45%	0.41%

[1]	Effective January 1, 2009, the Funds changed their fiscal year end from December 31 to August 31. The Funds’ annual operating expenses have been restated to reflect annualized expenses for the current fiscal year, except for the Treasury Obligations and Treasury Instruments Portfolios, which are based on actual annualized expenses for the period ended August 31, 2009. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.
[2]	For the fiscal period ended August 31, 2009, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Treasury Obligations, Treasury Instruments, Federal, Tax- Exempt California and Tax-Exempt New York Portfolios (in addition, the Investment Adviser voluntarily agreed to waive a portion of the management fees for the Prime Obligations and Tax-Exempt Diversified Portfolios, which amounted to less than 0.01% of each Fund’s average daily net assets). The Investment Adviser anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval.
[3]	For the fiscal period ended August 31, 2009, Goldman Sachs voluntarily agreed to waive a portion of the Distribution Fees attributable to the Cash Management Shares of each Fund. Goldman Sachs anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval.
[4]	For the fiscal period ended August 31, 2009, Goldman Sachs voluntarily agreed to waive a portion of the service fees attributable to the Cash Management Shares of each Fund. Goldman Sachs anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time and without shareholder approval. Service Organizations (as defined in the Shareholder Guide) may charge other fees directly to their customers who are the beneficial owners of Cash Management Shares in connection with their customers’ accounts. Such fees may affect the return such customers realize with respect to their investments.
[5]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.01% of the average daily net assets of each Fund’s Cash Management Shares plus all other ordinary expenses not detailed above (including, but not limited to, custody fees, credit facility, commitment fees, insurance and fidelity bond fees). Goldman Sachs may voluntarily agree to waive all or a portion of its transfer agency fees payable by the Funds, and it may modify or terminate these waivers at any time and without shareholder approval.
“Other Expenses” do not include fees paid in connection with the Funds’ participation in the U.S. Treasury’s Temporary Guarantee Program during the period ended August 31, 2009. If those fees had been included, each Fund’s “Other Expenses” and “Total Fund Operating Expenses” would have been higher. The Treasury’s Temporary Guarantee Program expired on September 18, 2009.

[6]	The Investment Adviser has voluntarily agreed to reduce or limit “Total Fund Operating Expenses” of each Fund such that “Total Fund Operating Expenses” (excluding taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings, distribution fees, service fees and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) will not exceed 0.434% of each Fund’s average daily net assets. These expense reductions may be modified or terminated at any time by the Investment Adviser and without shareholder approval.

In the ILA Cash Management Shares Prospectus, the following information replaces the corresponding information in the “Example” table:

Fund	1 Year	3 Years	5 Years	10 Years
Tax-Exempt California	$145	$449	$776	$1,702

Tax-Exempt New York	$145	$449	$776	$1,702

In addition, the Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended. Rule 2a-7 governs the regulation of money market funds, including the Funds. In response to these amendments, the following changes are made to each Prospectus with respect to the Funds only.

In the section titled “General Investment Management Approach—Investment Process”, the first bullet point under the heading “2. Managing Interest Rate Risk” is deleted and replaced with the following:

■	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.

In the section titled “General Investment Management Approach”, the second sentence of the first bullet point at the top of page 3 is deleted and replaced with the following:

Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality.

In the section titled “General Investment Management Approach”, the bullet point labeled “Dollar-Weighted Average Portfolio Maturity” is deleted and replaced with the following:

■	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).

■	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).

In the section titled “General Investment Management Approach”, the following is added as the final bullet point:

■	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

In the section titled “Fund Investment Objectives and Strategies—Principal Investment Strategies”, footnote 4 to the “Investment Policies Matrix” table is deleted in its entirety, and the remaining footnotes are re-numbered accordingly. In addition, the second sentence of newly re-numbered footnote 4 is deleted and replaced with the following:

The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”).

In the section titled “Shareholder Guide—How to Sell Shares—When Will Redemption Proceeds Be Wired?”, the second sentence of the first bullet point following the chart is deleted and replaced with the following:

Redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the Investment Company Act and the regulations thereunder.

In the section titled “Appendix A—Additional Information on Portfolio Risks, Securities and Techniques—Tender Option Bonds”, the sixth sentence is deleted and replaced with the following:

The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life.

In the section titled “Appendix A—Additional Information on Portfolio Risks, Securities and Techniques—Illiquid Securities”, the first sentence is deleted and replaced with the following:

Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund).

This Supplement should be retained with your Prospectus for future reference.

ILACANYNAMSTK 5-10